ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Airborne Wireless Network (the “Company”) is a Nevada corporation incorporated on January 5, 2011 under the name Ample-Tee. Effective on May 19, 2016, the Company’s corporate name was changed to Airborne Wireless Network.  It is based in Simi Valley, California, USA.  The Company’s fiscal year end is August 31.

We are a developmental stage company with the principal business strategy of developing, marketing and licensing a fully-meshed, high-speed broadband airborne wireless network by linking commercial aircraft in flight. We call this network the “Infinitus Super Highway” (“Infinitus”).

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Airborne Wireless Network (the “Company”) is a Nevada corporation incorporated on January 5, 2011 under the name Ample-Tee. On September 31, 2011, we changed our name to Ample-Tee, Inc. Effective on May 19, 2016, the Company’s corporate name was changed to Airborne Wireless Network. It is based in Simi Valley, California, USA. The Company’s fiscal year end is August 31.

Our business plan contemplates the development, promotion and licensing of a wholesale fully-meshed broadband digital carrier network, which is the first and only true airborne broadband network providing connectivity for worldwide broadband carrier services using commercial aircraft, which is expected to be free of the Internet problems associated with traditional air-to-ground and satellite based airborne communications providers.